Other Information (Tables)	9 Months Ended
Sep. 30, 2015
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Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Interest	$20.1	$21.7	$45.0	$47.7
Income taxes (net of refunds)	$(1.5)	$2.6	$1.7	$4.3